Capital Structure, Warrants (Details) - $ / shares				2 Months Ended	5 Months Ended	12 Months Ended
	May 13, 2019	Apr. 10, 2017	Dec. 13, 2016	Jun. 30, 2019	Jun. 27, 2017	Dec. 31, 2019	Dec. 13, 2019
Warrants [Abstract]
Shares issued (in shares)		8,333			185,477	18,067,631
Issuance of common stock and warrants (in shares)		8,333			185,477	18,067,631
Outstanding warrants (in shares)						7,630,195
Class A [Member]
Warrants [Abstract]
Warrants issued (in shares)			11,500,000
Exercise price of warrants issued (in dollars per share)			$ 30.00
Notice period for cancellation of warrants						10 days
Holding period before warrants can be called for cancellation						13 months
Volume weighted average price of shares (in dollars per share)						$ 105.00
Number of consecutive trading days weighted average price of stock must exceed threshold						10 days
Outstanding warrants (in shares)						766,666
Class B [Member]
Warrants [Abstract]
Warrants issued (in shares)	6,653,529
Exercise price of warrants issued (in dollars per share)							$ 1
Warrants exercised (in shares)	0
Outstanding warrants (in shares)						6,653,529
Class C [Member]
Warrants [Abstract]
Warrants issued (in shares)	6,653,529
Warrants exercised (in shares)						6,594,029
Representative Warrant [Member]
Warrants [Abstract]
Exercise price of warrants issued (in dollars per share)							1
Warrants exercised (in shares)						0
Outstanding warrants (in shares)						210,000
Over-Allotment Option [Member] | Class B [Member]
Warrants [Abstract]
Shares issued (in shares)	630,000
Issuance of common stock and warrants (in shares)	630,000
Over-Allotment Option [Member] | Class C [Member]
Warrants [Abstract]
Shares issued (in shares)	630,000
Issuance of common stock and warrants (in shares)	630,000
Public Offering [Member]
Warrants [Abstract]
Shares issued (in shares)	2,765,000
Issuance of common stock and warrants (in shares)	2,765,000
Number of securities called by each warrant (in shares)	210,000
Public Offering [Member] | Pre-Funded Warrant [Member]
Warrants [Abstract]
Warrants issued (in shares)	1,435,000
Exercise price of warrants issued (in dollars per share)	$ 0.01
Shares issued (in shares)				1,435,000
Number of securities included in each unit (in shares)	1
Issuance of common stock and warrants (in shares)				1,435,000
Public Offering [Member] | Class B [Member]
Warrants [Abstract]
Number of securities included in each unit (in shares)	1
Public Offering [Member] | Class C [Member]
Warrants [Abstract]
Number of securities included in each unit (in shares)	1
Public Offering and Jelco Private Placement [Member]
Warrants [Abstract]
Shares issued (in shares)	6,023,529
Number of securities included in each unit (in shares)	1
Issuance of common stock and warrants (in shares)	6,023,529
Public Offering and Jelco Private Placement [Member] | Pre-Funded Warrant [Member]
Warrants [Abstract]
Shares issued (in shares)						1,435,000
Issuance of common stock and warrants (in shares)						1,435,000
Public Offering and Jelco Private Placement [Member] | Class B [Member]
Warrants [Abstract]
Exercise price of warrants issued (in dollars per share)	$ 3.74
Number of securities included in each unit (in shares)	1
Term of warrant						3 years
Public Offering and Jelco Private Placement [Member] | Class C [Member]
Warrants [Abstract]
Exercise price of warrants issued (in dollars per share)	$ 3.74
Number of securities included in each unit (in shares)	1
Term of warrant						6 months
Public Offering and Jelco Private Placement [Member] | Representative Warrant [Member]
Warrants [Abstract]
Exercise price of warrants issued (in dollars per share)							$ 4.25